Earnings Per Share - Summary of Basic and Diluted Earnings per Share (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Basic earnings per share:
Net income	$ 31,174	$ 35,408	$ (5,267)	$ 14,496	$ 15,709	$ 38,812	$ 28,071	$ 7,508	$ 75,810	$ 90,100	$ 194,544
Effect of participating securities—share-based compensation awards									(1,333)	(1,689)	(1,830)
Net income attributable to common shareholders									74,477	88,411	192,714
Diluted earnings per share:
Net income attributable to common shareholders									74,477	88,411	194,544
Interest on Exchangeable Notes, net of income taxes									8,719	8,468	8,456
Net income attributable to common diluted shareholders									$ 83,196	$ 96,879	$ 203,000
Weighted-average basic shares outstanding									68,642	74,446	73,495
Dilutive securities:
Shares issuable under share-based compensation plan									0	423	298
Shares issuable pursuant to exchange of the Exchangeable Notes									8,467	8,467	8,418
Diluted weighted-average number of shares outstanding									77,109	83,336	82,211
Basic earnings per share	$ 0.46	$ 0.52	$ (0.08)	$ 0.20	$ 0.21	$ 0.51	$ 0.37	$ 0.09	$ 1.09	$ 1.19	$ 2.62
Diluted earnings per share	$ 0.44	$ 0.49	$ (0.08)	$ 0.20	$ 0.21	$ 0.49	$ 0.36	$ 0.09	$ 1.08	$ 1.16	$ 2.47